Business Combination (Details) - Schedule of business combination - Cryocann Acquisition [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Intangible assets:
In process research and development, Fair Value	$ 3,209,000	$ 3,209,000
In process research and development, Weighted average useful life (in years)	Indefinite	Indefinite
Patent, Fair Value	$ 873,263	$ 873,263
Patent, Weighted average useful life (in years)	10 years	10 years
Goodwill, Fair Value	$ 1,190,000	$ 1,190,000
Total assets acquired, Fair Value	$ 5,272,263	$ 5,272,263